Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive income (loss)
Foreign currency translation income (loss)
Balance at June 30, 2019	$(813,650)
Other comprehensive loss before reclassification	$(571,943)
Amounts reclassified from accumulated other comprehensive income	$-
Net current-period other comprehensive income	$(571,943)
Other comprehensive loss attribute to noncontrolling interests	$22,928
Balance at June 30, 2020	$(1,362,665)
Other comprehensive income before reclassification	$2,697,395
Amounts reclassified from accumulated other comprehensive income	$(2,172)
Net current-period other comprehensive income	2,695,223
Other comprehensive loss attribute to noncontrolling interests	$(102,475)
Balance at June 30, 2021	$1,230,083